Vanguard® Global ex-U.S. Real Estate Index Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Australia (11.9%)
	Goodman Group	7,197,436	166,161
	Scentre Group	21,618,243	49,299
	Stockland	9,948,510	30,049
	GPT Group	7,982,939	24,316
	Mirvac Group	16,443,661	23,153
	Vicinity Ltd.	16,127,138	22,362
	Dexus	4,482,217	20,665
	Charter Hall Group	1,970,927	16,459
	Lendlease Corp. Ltd.	2,874,500	11,865
	National Storage REIT	5,306,884	8,612
	Region RE Ltd.	4,839,401	7,206
	Charter Hall Long Wale REIT	2,771,083	6,482
	HomeCo Daily Needs REIT	7,452,203	6,211
	Ingenia Communities Group	1,561,593	5,385
	BWP Trust	2,261,308	5,304
	HMC Capital Ltd.	1,016,370	5,186
	Charter Hall Retail REIT	2,151,574	4,923
	Waypoint REIT Ltd.	2,802,803	4,655
	Centuria Industrial REIT	2,221,603	4,630
	Centuria Capital Group	3,442,040	3,841
	Arena REIT	1,483,393	3,765
	Lifestyle Communities Ltd.	471,678	2,788
	Charter Hall Social Infrastructure REIT	1,409,125	2,370
	Rural Funds Group	1,622,982	2,266
	Abacus Storage King	2,256,221	1,887
	Hotel Property Investments Ltd.	814,956	1,809
	Growthpoint Properties Australia Ltd.	1,133,012	1,731
	Dexus Industria REIT	887,438	1,685
	Cromwell Property Group	5,776,591	1,573
	HealthCo REIT	1,999,530	1,561
	Centuria Office REIT	1,756,178	1,433
	Abacus Group	1,803,285	1,303
	GDI Property Group Partnership	2,218,036	878
			451,813
Austria (0.3%)
[1]	CA Immobilien Anlagen AG	177,406	5,810
*	IMMOFINANZ AG	132,501	3,931
			9,741
Belgium (1.9%)
	Warehouses De Pauw CVA	736,408	19,949
	Aedifica SA	198,066	12,590
	Cofinimmo SA	153,179	9,848
	Montea NV	74,506	6,462
	VGP NV	57,985	6,282
	Shurgard Self Storage Ltd. (XBRU)	129,622	5,068
	Xior Student Housing NV	141,071	4,744
	Retail Estates NV	50,815	3,467
	Care Property Invest NV	153,593	2,287
			70,697
Brazil (0.4%)
	Allos SA	1,735,113	6,700
	Iguatemi SA (BVMF)	935,224	3,485
	Multiplan Empreendimentos Imobiliarios SA	377,008	1,597
	JHSF Participacoes SA	1,283,405	926
	LOG Commercial Properties e Participacoes SA	170,997	657
	Lavvi Empreendimentos Imobiliarios SA	310,647	489
*	Moura Dubeux Engenharia SA	187,070	466

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
	Terra Santa Propriedades Agricolas SA	128,904	315
			14,635
Canada (2.3%)
[1]	Canadian Apartment Properties REIT	340,993	11,855
[1]	RioCan REIT	611,822	7,923
	Granite REIT	128,210	6,889
[1]	Choice Properties REIT	668,633	6,712
	Boardwalk REIT	100,704	5,689
[1]	Dream Industrial REIT	558,141	5,449
	First Capital REIT	432,521	5,128
[1]	SmartCentres REIT	294,626	5,117
[1]	H&R REIT	531,941	3,703
	StorageVault Canada Inc.	981,038	3,333
[1]	Killam Apartment REIT	241,703	3,244
	Allied Properties REIT	260,237	3,120
	InterRent REIT	295,661	2,730
[1]	CT REIT	219,895	2,294
[1]	Crombie REIT	217,880	2,153
[1]	Primaris REIT	196,127	1,935
[1]	NorthWest Healthcare Properties REIT	501,472	1,820
	DREAM Unlimited Corp. Class A	89,310	1,385
[1]	Artis REIT	217,081	1,060
[1]	Slate Grocery REIT Class U	115,962	1,000
[2]	Minto Apartment REIT	80,081	919
	Morguard North American Residential REIT	75,689	913
[1]	Nexus Industrial REIT	147,773	830
	BSR REIT	65,290	816
[1]	Dream Office REIT	32,910	446
[1]	PRO REIT	118,710	440
	BTB REIT	176,896	413
[1]	True North Commercial Real E Reit	33,730	232
			87,548
Chile (0.3%)
	Parque Arauco SA	2,722,350	4,335
	Cencosud Shopping SA	1,995,272	3,116
	Plaza SA	1,371,237	2,126
			9,577
China (3.7%)
	China Resources Land Ltd.	11,883,946	35,522
	China Overseas Land & Investment Ltd.	15,504,210	25,065
[2]	Longfor Group Holdings Ltd.	7,331,008	9,524
*,1	China Vanke Co. Ltd. Class H	9,181,983	5,035
	C&D International Investment Group Ltd.	2,763,000	4,631
	Yuexiu Property Co. Ltd.	6,207,982	3,968
*	Sunac China Holdings Ltd.	24,576,000	3,329
	Greentown China Holdings Ltd.	4,329,814	3,277
*,1,3	Country Garden Holdings Co. Ltd.	50,214,163	3,117
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	4,595,996	2,128
*	Seazen Group Ltd.	10,258,666	1,837
	China Jinmao Holdings Group Ltd.	22,897,054	1,816
	Poly Developments and Holdings Group Co. Ltd. Class A	1,391,799	1,698
*	Hopson Development Holdings Ltd.	4,417,089	1,693
	Poly Property Group Co. Ltd.	8,377,048	1,556
*	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	514,627	1,396
	China Overseas Grand Oceans Group Ltd.	6,262,079	1,288
[2]	Midea Real Estate Holding Ltd.	1,436,416	1,280
	Shui On Land Ltd.	14,909,538	1,258
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,020,527	1,242
	Yuexiu REIT	9,195,970	1,153
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,024,118	1,151
	China Vanke Co. Ltd. Class A	1,160,832	1,139
	Shenzhen Investment Ltd.	9,456,201	1,138
*	Seazen Holdings Co. Ltd. Class A	774,053	1,037
	Shanghai Lingang Holdings Corp. Ltd. Class A	771,263	1,023
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	764,063	959
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,130,361	951
*,1	Radiance Holdings Group Co. Ltd.	2,679,000	825
	Huafa Industrial Co. Ltd. Zhuhai Class A	948,106	785
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	2,652,100	756

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
*,1	Guangzhou R&F Properties Co. Ltd. Class H	6,599,813	683
	Gemdale Corp. Class A	1,555,961	680
	China Enterprise Co. Ltd. Class A	1,828,869	678
*	SOHO China Ltd.	7,667,545	668
*	Xinhu Zhongbao Co. Ltd. Class A	2,830,800	658
*,1,2,3	Redco Properties Group Ltd.	3,558,000	606
	China World Trade Center Co. Ltd. Class A	204,059	603
	Gemdale Properties & Investment Corp. Ltd.	21,748,000	590
*	Sino-Ocean Group Holding Ltd.	12,807,329	558
*,1	Agile Group Holdings Ltd.	7,854,159	497
	Shanghai Wanye Enterprises Co. Ltd. Class A	318,866	489
	Joy City Property Ltd.	18,849,500	481
*	Gree Real Estate Co. Ltd. Class A	646,137	467
*	Powerlong Real Estate Holdings Ltd.	5,862,139	450
*	Logan Group Co. Ltd.	4,321,984	426
	Nanjing Gaoke Co. Ltd. Class A	511,795	420
*,2	Red Star Macalline Group Corp. Ltd. Class H	2,538,436	413
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	291,465	411
	China South City Holdings Ltd.	17,380,111	398
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	262,400	388
*	Grandjoy Holdings Group Co. Ltd. Class A	1,128,999	383
*	Greattown Holdings Ltd. Class A	780,600	369
*	LVGEM China Real Estate Investment Co. Ltd.	4,662,000	346
*	Cinda Real Estate Co. Ltd. Class A	843,123	344
*	Red Star Macalline Group Corp. Ltd. Class A	959,712	341
*,3	Jiayuan International Group Ltd.	15,242,000	338
	Shanghai Lingang Holdings Corp. Ltd. Class B	590,209	326
	China Merchants Commercial REIT	2,357,000	326
*	Financial Street Holdings Co. Ltd. Class A	1,027,051	325
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	313,588	320
*	Rongan Property Co. Ltd. Class A	827,500	313
	Lushang Freda Pharmaceutical Co. Ltd. Class A	341,070	304
*	RiseSun Real Estate Development Co. Ltd. Class A	1,444,987	286
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	496,100	285
	Shunfa Hengye Corp. Class A	815,020	269
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	909,729	263
*	Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,985,219	258
*	Beijing Capital Development Co. Ltd. Class A	866,550	256
*	Shenzhen Zhenye Group Co. Ltd. Class A	473,500	251
*	Suning Universal Co. Ltd. Class A	1,017,547	242
	Shanghai Industrial Development Co. Ltd. Class A	644,900	236
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	400,200	235
	Shenzhen SEG Co. Ltd. Class A	303,100	234
	Beijing North Star Co. Ltd. Class H	2,848,000	230
*	China Union Holdings Ltd. Class A	513,400	217
*	Kwg Group Holdings Ltd.	5,858,490	214
*	China Fortune Land Development Co. Ltd. Class A	1,383,300	207
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,094,500	206
	Guangdong Shirongzhaoye Co. Ltd. Class A	230,600	199
	Bright Real Estate Group Co. Ltd. Class A	755,300	196
	China Wuyi Co. Ltd. Class A	522,400	184
	Shenzhen Properties & Resources Development Group Ltd. Class A	176,500	182
*	China SCE Group Holdings Ltd.	9,212,766	169
	Hefei Urban Construction Development Co. Ltd. Class A	262,965	160
	Beijing North Star Co. Ltd. Class A	815,473	156
*	Times China Holdings Ltd.	3,813,000	112
*,3	Guangdong Highsun Group Co. Ltd. Class A	906,503	107
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,369,822	106
*,3	Datang Group Holdings Ltd.	1,172,000	75
*	Yuzhou Group Holdings Co. Ltd.	974,374	9
*,3	Yango Group Co. Ltd. Class A	1,591,019	—
			141,720
Egypt (0.2%)
	Talaat Moustafa Group	4,102,837	4,751
*	Palm Hills Developments SAE	5,237,489	499
	Madinet Masr For Housing & Development	5,106,564	435
	Heliopolis Housing	1,589,420	329
			6,014

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
Finland (0.2%)
*	Kojamo OYJ	741,694	7,335
	Citycon OYJ	371,344	1,635
			8,970
France (2.7%)
	Unibail-Rodamco-Westfield	422,333	31,583
	Klepierre SA	811,251	23,230
	Gecina SA	214,101	21,225
	Covivio SA	209,740	10,797
	Mercialys SA	391,085	4,955
	Carmila SA	232,182	4,194
	ICADE	130,306	2,896
*	Nexity SA	202,952	2,287
	Altarea SCA	18,934	2,044
			103,211
Germany (4.3%)
	Vonovia SE	3,392,331	104,010
	LEG Immobilien SE (XETR)	308,813	26,938
*	TAG Immobilien AG	731,201	11,016
*	Aroundtown SA	3,586,642	7,652
	Deutsche Wohnen SE	217,010	4,310
*	Grand City Properties SA	301,572	3,555
	Hamborner REIT AG	294,498	2,072
[1,2]	Instone Real Estate Group SE	179,986	1,838
	Deutsche EuroShop AG	57,368	1,502
*	VIB Vermoegen AG	43,030	379
*,1	BRANICKS Group AG	156,368	362
			163,634
Greece (0.1%)
*	LAMDA Development SA	347,843	2,866
*	Dimand SA	33,030	322
			3,188
Hong Kong (6.6%)
	Sun Hung Kai Properties Ltd.	6,270,441	54,293
	Link REIT	10,640,786	44,894
	CK Asset Holdings Ltd.	7,754,613	29,631
	Wharf Real Estate Investment Co. Ltd.	6,452,652	15,863
	Henderson Land Development Co. Ltd.	5,448,936	15,305
	Sino Land Co. Ltd.	14,772,022	15,280
[2]	ESR Group Ltd.	9,476,000	14,326
	Hongkong Land Holdings Ltd.	4,318,212	13,946
	Wharf Holdings Ltd.	3,943,652	10,813
	Swire Properties Ltd.	4,386,600	6,928
	New World Development Co. Ltd.	5,769,000	5,378
	Hang Lung Properties Ltd.	7,316,932	5,365
	Kerry Properties Ltd.	2,413,332	4,111
	Hang Lung Group Ltd.	3,411,103	3,738
	Hysan Development Co. Ltd.	2,481,655	3,399
	Fortune REIT	6,195,861	2,967
	Champion REIT	7,860,512	1,597
*	Shun Tak Holdings Ltd.	10,108,000	998
	Sunlight REIT	4,215,400	916
	Prosperity REIT	5,142,649	876
	SF REIT	2,165,000	743
*	GR Properties Ltd.	4,288,000	240
*,3	Sinic Holdings Group Co. Ltd.	2,979,000	—
			251,607
India (4.3%)
	DLF Ltd.	2,578,911	27,456
*	Godrej Properties Ltd.	473,455	18,252
	Phoenix Mills Ltd.	395,090	17,003
[2]	Macrotech Developers Ltd.	1,036,664	16,234
	Embassy Office Parks REIT	3,676,606	15,925
	Prestige Estates Projects Ltd.	585,262	12,733
	Oberoi Realty Ltd.	485,436	10,817
	Brigade Enterprises Ltd.	520,616	7,845
	Nexus Select Trust	3,598,728	6,577
[2]	Mindspace Business Parks REIT	911,005	3,730

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
	Anant Raj Ltd.	554,229	3,688
[2]	Brookfield India Real Estate Trust	1,071,174	3,438
	Sobha Ltd. (XNSE)	150,706	3,248
*	Equinox India Developments Ltd.	1,971,737	3,210
	Mahindra Lifespace Developers Ltd.	314,693	2,278
*	D B Realty Ltd.	671,848	1,696
	Sunteck Realty Ltd.	200,219	1,439
*	SignatureGlobal India Ltd.	65,063	1,160
	Ganesh Housing Corp. Ltd.	94,078	1,052
	NESCO Ltd.	93,543	1,038
*	Hemisphere Properties India Ltd.	367,880	959
	Ashiana Housing Ltd.	168,640	801
*	Keystone Realtors Ltd.	62,696	543
	Kolte-Patil Developers Ltd.	80,141	371
	Sobha Ltd.	6,395	71
			161,564
Indonesia (0.2%)
	Ciputra Development Tbk PT	36,185,791	2,794
*	Bumi Serpong Damai Tbk PT	32,451,927	2,069
	Pakuwon Jati Tbk PT	61,597,028	1,616
	Summarecon Agung Tbk PT	44,383,781	1,530
*	Lippo Karawaci Tbk PT	143,492,749	556
*	Alam Sutera Realty Tbk PT	42,175,997	350
	Puradelta Lestari Tbk PT	35,897,300	349
*,3	Hanson International Tbk PT	444,252,900	—
*,3	Armidian Karyatama Tbk PT	34,315,100	—
			9,264
Ireland (0.0%)
	Irish Residential Properties REIT plc	1,781,580	1,773
Israel (1.7%)
	Azrieli Group Ltd.	151,555	9,302
	Melisron Ltd.	104,894	7,353
	Mivne Real Estate KD Ltd.	2,485,633	5,733
*	Big Shopping Centers Ltd.	49,877	4,871
	Alony Hetz Properties & Investments Ltd.	643,773	4,297
	Amot Investments Ltd.	903,911	3,664
*	Airport City Ltd.	262,356	3,625
	REIT 1 Ltd.	806,390	3,015
	Mega Or Holdings Ltd.	94,804	2,375
	YH Dimri Construction & Development Ltd.	29,628	2,350
	Aura Investments Ltd.	555,712	2,196
	Israel Canada T.R Ltd.	587,045	2,073
	Summit Real Estate Holdings Ltd.	147,343	1,745
	Sella Capital Real Estate Ltd.	918,879	1,687
	Blue Square Real Estate Ltd.	22,345	1,533
	Africa Israel Residences Ltd.	25,894	1,521
	Menivim- The New REIT Ltd.	3,100,208	1,277
	Isras Investment Co. Ltd.	6,298	1,145
*	Argo Properties NV	51,303	1,127
*	G City Ltd.	385,997	1,069
	Electra Real Estate Ltd.	103,359	1,002
	Prashkovsky Investments and Construction Ltd.	32,922	698
*	IES Holdings Ltd.	11,560	639
*	Israel Land Development Co. Ltd.	79,573	586
*	Property & Building Corp. Ltd.	11,341	552
	Gav-Yam Lands Corp. Ltd.	70,314	505
*	Norstar Holdings Inc.	162,453	363
			66,303
Italy (0.0%)
*,1	Immobiliare Grande Distribuzione SIIQ SpA	230,156	504
Japan (23.6%)
	Mitsui Fudosan Co. Ltd.	11,705,571	121,268
	Mitsubishi Estate Co. Ltd.	5,515,145	94,000
	Daiwa House Industry Co. Ltd.	2,745,874	77,759
	Sumitomo Realty & Development Co. Ltd.	1,982,167	65,516
	Daito Trust Construction Co. Ltd.	272,825	32,810
	Nippon Building Fund Inc.	7,087	27,351

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
	Hulic Co. Ltd.	2,496,537	24,369
	Japan Real Estate Investment Corp.	5,927	20,558
	Nomura Real Estate Master Fund Inc.	19,646	19,274
	Tokyu Fudosan Holdings Corp.	2,519,744	18,193
	Japan Metropolitan Fund Investment	29,118	18,181
	GLP J-Reit	20,428	17,897
	KDX Realty Investment Corp.	17,005	17,532
	Nippon Prologis REIT Inc.	10,165	16,795
	Tokyo Tatemono Co. Ltd.	871,683	15,206
	Invincible Investment Corp.	31,844	14,424
	Daiwa House REIT Investment Corp.	8,891	14,308
	Nomura Real Estate Holdings Inc.	473,729	13,243
[1]	Advance Residence Investment Corp.	5,968	12,521
	United Urban Investment Corp.	12,909	12,356
	Orix JREIT Inc.	11,498	11,971
	Japan Hotel REIT Investment Corp.	21,198	10,828
	Sekisui House REIT Inc.	18,248	9,643
	Japan Prime Realty Investment Corp.	4,151	9,032
	Nippon Accommodations Fund Inc.	2,094	8,960
	Industrial & Infrastructure Fund Investment Corp.	10,562	8,716
	LaSalle Logiport REIT	7,776	7,672
	Activia Properties Inc.	2,936	6,946
	Daiwa Securities Living Investments Corp.	10,022	6,803
[1]	Mitsui Fudosan Logistics Park Inc.	2,404	6,774
[1]	Japan Logistics Fund Inc.	3,877	6,633
[1]	AEON REIT Investment Corp.	7,345	6,347
	Frontier Real Estate Investment Corp.	2,144	6,215
[1]	Comforia Residential REIT Inc.	2,872	5,958
[1]	Mori Hills REIT Investment Corp.	6,778	5,825
	Aeon Mall Co. Ltd.	397,883	5,455
	Mitsubishi Estate Logistics REIT Investment Corp.	2,093	5,276
	Hulic REIT Inc.	5,350	5,092
	Mori Trust REIT Inc.	10,826	5,031
	NTT UD REIT Investment Corp.	6,176	4,784
	Daiwa Office Investment Corp.	2,354	4,611
	Japan Excellent Inc.	5,300	4,216
	NIPPON REIT Investment Corp.	1,868	4,105
[1]	Tokyu REIT Inc.	3,857	3,900
	Heiwa Real Estate Co. Ltd.	132,532	3,809
[1]	Star Asia Investment Corp.	9,885	3,732
	Hoshino Resorts REIT Inc.	1,068	3,695
	Heiwa Real Estate REIT Inc.	4,172	3,654
	Starts Corp. Inc.	138,600	3,197
	Fukuoka REIT Corp.	3,014	3,155
	SAMTY HOLDINGS Co. Ltd.	167,000	3,052
	Leopalace21 Corp.	805,950	2,961
	Global One Real Estate Investment Corp.	4,274	2,888
	Katitas Co. Ltd.	215,092	2,696
	Hankyu Hanshin REIT Inc.	2,900	2,576
[1]	CRE Logistics REIT Inc.	2,601	2,507
	Ichigo Office REIT Investment Corp.	4,277	2,388
	Mirai Corp.	7,931	2,365
	Ichigo Inc.	830,700	2,342
	SOSiLA Logistics REIT Inc.	3,015	2,332
	Advance Logistics Investment Corp.	2,811	2,237
	Takara Leben Real Estate Investment Corp.	3,246	2,164
	Samty Residential Investment Corp.	3,003	2,051
	Keihanshin Building Co. Ltd.	178,100	1,942
	Tosei Corp.	113,600	1,896
	One REIT Inc.	998	1,722
	Sun Frontier Fudousan Co. Ltd.	113,400	1,543
*	SRE Holdings Corp.	41,300	1,331
	Starts Proceed Investment Corp.	1,008	1,308
	Mirarth Holdings Inc.	350,252	1,258
	Health Care & Medical Investment Corp.	1,503	1,248
	Tosei REIT Investment Corp.	1,296	1,224
[1]	ESCON Japan REIT Investment Corp.	1,455	1,149
	Goldcrest Co. Ltd.	57,140	1,092
	Sankei Real Estate Inc.	1,930	1,092
[1]	Ichigo Hotel REIT Investment Corp.	1,367	963

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
	JSB Co. Ltd.	46,406	911
	TOC Co. Ltd.	192,729	910
	Arealink Co. Ltd.	75,500	873
*,1	TKP Corp.	68,100	820
	Tokaido REIT Inc.	999	794
	Xymax REIT Investment Corp.	938	756
	Dear Life Co. Ltd.	110,700	736
	Marimo Regional Revitalization REIT Inc.	865	734
[1]	Nippon Commercial Development Co. Ltd.	48,500	711
	Raysum Co. Ltd.	27,400	619
[1]	LA Holdings Co. Ltd.	21,500	618
[1]	CRE Inc.	56,900	603
	Nippon Hotel & Residential Investment Corp.	961	489
	Nisshin Group Holdings Co. Ltd.	128,700	471
	Japan Property Management Center Co. Ltd.	51,800	426
	Star Mica Holdings Co. Ltd.	91,500	415
			896,809
Kuwait (0.4%)
	Mabanee Co. KPSC	2,775,484	7,616
	Commercial Real Estate Co. KSC	6,116,741	2,924
	Salhia Real Estate Co. KSCP	1,811,013	2,520
	Kuwait Real Estate Co. KSC	2,595,627	2,048
*	National Real Estate Co. KPSC	4,447,491	1,173
*	Al Mazaya Holding Co. KSCP	2,239,556	477
			16,758
Malaysia (0.8%)
	Sime Darby Property Bhd.	14,189,500	4,891
	IOI Properties Group Bhd.	7,587,000	3,520
	SP Setia Bhd. Group	9,117,600	3,182
	Sunway REIT	8,424,334	2,971
	IGB REIT	6,903,000	2,944
	Mah Sing Group Bhd.	6,741,825	2,764
	Axis REIT	6,668,900	2,627
	Eco World Development Group Bhd. (XKLS)	5,257,200	2,028
	Pavilion REIT	4,647,300	1,355
	OSK Holdings Bhd.	3,881,200	1,336
	Matrix Concepts Holdings Bhd.	3,151,342	1,304
	UEM Sunrise Bhd.	4,999,565	1,233
	Eco World International Bhd.	3,627,400	269
			30,424
Mexico (1.3%)
	Fibra Uno Administracion SA de CV	11,743,185	14,925
	Corp. Inmobiliaria Vesta SAB de CV	3,527,450	10,330
	Prologis Property Mexico SA de CV	3,021,312	10,087
	TF Administradora Industrial S de RL de CV	3,212,820	6,910
[2]	FIBRA Macquarie Mexico	3,159,572	5,276
			47,528
Netherlands (0.5%)
[2]	CTP NV	448,164	7,852
	Eurocommercial Properties NV	180,290	4,490
	Wereldhave NV	149,181	2,238
	Vastned Retail NV	75,263	1,907
	NSI NV	75,116	1,593
			18,080
New Zealand (0.4%)
	Goodman Property Trust	4,343,272	5,344
	Precinct Properties Group	6,589,247	4,749
	Kiwi Property Group Ltd.	6,615,139	3,553
	Argosy Property Ltd.	3,509,826	2,206
			15,852
Norway (0.1%)
*,2	Entra ASA	295,439	3,321
Philippines (1.2%)
	SM Prime Holdings Inc.	48,077,507	23,755
	Ayala Land Inc.	24,716,160	12,513
	AREIT Inc.	3,905,520	2,476

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
	Robinson's Land Corp.	7,051,572	1,788
	RL Commercial REIT Inc.	14,900,800	1,443
	Megaworld Corp.	45,538,100	1,413
	MREIT Inc.	3,908,100	860
	Citicore Energy REIT Corp.	105,000	5
			44,253
Poland (0.0%)
	Murapol SA	45,947	420
Qatar (0.3%)
	Barwa Real Estate Co.	8,847,840	6,752
	United Development Co. QSC	7,250,030	2,192
*	Ezdan Holding Group QSC	6,560,145	1,375
	Mazaya Real Estate Development QPSC	2,051,931	343
			10,662
Russia (0.0%)
*,3	Etalon Group plc GDR (Registered)	993,429	—
*,3	INGRAD PJSC	43,530	—
			—
Saudi Arabia (0.9%)
*	Dar Al Arkan Real Estate Development Co.	2,207,187	7,969
*	Emaar Economic City	2,315,295	4,444
[2]	Arabian Centres Co. Ltd.	674,405	3,593
*	Saudi Real Estate Co.	546,979	3,272
	Arriyadh Development Co.	361,972	2,304
	Al Rajhi REIT	969,359	2,201
	Retal Urban Development Co.	629,181	2,063
	Alandalus Property Co.	186,678	1,202
	Sedco Capital REIT Fund	584,990	1,195
	Riyad REIT Fund	522,086	976
	Sumou Real Estate Co.	76,348	913
	Derayah REIT	437,675	738
	Bonyan REIT	277,162	721
	Alkhabeer REIT	395,201	657
	Al Maather REIT Fund	198,375	467
	Alinma Retail REIT Fund	347,887	455
	Musharaka Real Estate Income Fund	312,643	416
	Alahli REIT Fund 1	177,605	368
			33,954
Singapore (5.9%)
	CapitaLand Integrated Commercial Trust	21,314,668	33,294
	CapitaLand Ascendas REIT	14,823,884	30,264
	Capitaland Investment Ltd.	9,970,038	20,215
	Mapletree Industrial Trust	8,616,391	14,950
	Mapletree Logistics Trust	13,957,823	13,532
	Mapletree Pan Asia Commercial Trust	9,638,541	9,270
	Frasers Logistics & Commercial Trust	12,202,652	9,071
	Keppel DC REIT	5,595,024	8,495
	City Developments Ltd.	2,122,190	8,460
	Suntec REIT	9,342,327	8,267
	Frasers Centrepoint Trust	4,743,340	7,858
	UOL Group Ltd.	1,936,978	7,826
	CapitaLand Ascott Trust	10,420,012	7,035
	Keppel REIT	9,395,115	6,158
	ESR-LOGOS REIT	24,994,561	5,160
	Parkway Life REIT	1,608,997	4,377
	PARAGON REIT	5,183,900	3,414
	Capitaland India Trust	4,167,542	3,404
	Lendlease Global Commercial REIT	7,321,189	3,267
	AIMS APAC REIT	2,851,588	2,797
	CapitaLand China Trust	4,899,708	2,531
	Starhill Global REIT	5,858,268	2,170
	Digital Core REIT Management Pte. Ltd.	3,759,800	2,145
	Far East Hospitality Trust	4,429,192	2,072
	CDL Hospitality Trusts	2,830,199	2,048
	Cromwell European REIT	1,306,466	1,983
	Sasseur REIT	2,206,000	1,108
	Hong Fok Corp. Ltd.	1,505,000	913

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
*	Yanlord Land Group Ltd.	2,223,904	749
	Keppel Pacific Oak US REIT	3,326,900	667
*	Manulife US REIT	7,580,210	616
	Prime US REIT	2,870,140	547
[3]	EC World REIT	1,188,500	231
*,3	Eagle Hospitality Trust	2,602,300	—
			224,894
South Africa (1.5%)
	NEPI Rockcastle NV	2,310,991	17,408
	Growthpoint Properties Ltd.	14,317,691	9,704
	Redefine Properties Ltd.	29,366,513	6,864
	Fortress Real Estate Investments Ltd. Class B	4,975,301	4,675
	Vukile Property Fund Ltd.	3,999,444	3,612
	Resilient REIT Ltd.	1,232,460	3,405
	Hyprop Investments Ltd.	1,588,111	2,815
	Equites Property Fund Ltd.	3,238,425	2,327
	Attacq Ltd.	3,121,781	1,866
	SA Corporate Real Estate Ltd.	10,461,725	1,543
	Stor-Age Property REIT Ltd.	1,984,202	1,449
	Fairvest Ltd. Class B	5,593,372	1,231
	Burstone Group Ltd.	2,513,753	1,084
	Emira Property Fund Ltd.	901,063	536
			58,519
South Korea (0.3%)
	ESR Kendall Square REIT Co. Ltd.	666,638	2,395
	JR Global REIT	685,588	1,981
	SK REITs Co. Ltd.	496,416	1,886
	Shinhan Alpha REIT Co. Ltd.	302,086	1,485
	LOTTE REIT Co. Ltd.	501,131	1,386
	Koramco Energy Plus REIT	211,500	762
	D&D Platform REIT Co. Ltd.	226,125	599
	NH All One REIT Co. Ltd.	175,060	487
	Haesung Industrial Co. Ltd.	51,456	285
	SK D&D Co. Ltd.	22,722	156
			11,422
Spain (0.8%)
	Merlin Properties Socimi SA	1,644,458	18,779
	Inmobiliaria Colonial Socimi SA	1,190,756	6,927
	Lar Espana Real Estate Socimi SA	205,931	1,811
[2]	Aedas Homes SA	38,494	967
[1,2]	Metrovacesa SA	61,058	551
			29,035
Sweden (3.9%)
*	Castellum AB	1,765,492	22,116
	Sagax AB Class B	871,500	21,530
*	Fastighets AB Balder Class B	2,808,243	20,709
	Wihlborgs Fastigheter AB	1,114,763	11,292
	Wallenstam AB Class B	1,822,687	9,194
	Fabege AB	1,020,226	8,555
	Catena AB	160,070	8,149
	Pandox AB	372,028	6,902
	Nyfosa AB	658,899	6,743
	Hufvudstaden AB Class A	481,879	5,840
	Atrium Ljungberg AB Class B	220,676	4,720
	Cibus Nordic Real Estate AB publ	239,119	3,735
	Dios Fastigheter AB	437,668	3,513
	NP3 Fastigheter AB	126,494	3,027
[1]	Samhallsbyggnadsbolaget i Norden AB	4,705,941	2,983
	Platzer Fastigheter Holding AB Class B	265,729	2,431
	Sagax AB Class D	611,366	1,793
	Corem Property Group AB Class B	1,998,220	1,784
*,1	Neobo Fastigheter AB	509,113	1,098
	Corem Property Group AB Class D	8,513	201
			146,315
Switzerland (2.1%)
	Swiss Prime Site AG (Registered)	319,559	32,026
	PSP Swiss Property AG (Registered)	191,018	25,526
	Allreal Holding AG (Registered)	64,229	11,451

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
	Mobimo Holding AG (Registered)	30,213	9,049
	Intershop Holding AG	23,632	3,153
*,1	Peach Property Group AG	47,791	391
			81,596
Taiwan (1.9%)
	Highwealth Construction Corp.	6,490,890	12,710
	Ruentex Development Co. Ltd.	7,710,483	12,105
	Huaku Development Co. Ltd.	1,066,839	5,430
	Delpha Construction Co. Ltd.	2,036,000	3,580
	Chong Hong Construction Co. Ltd.	847,297	3,534
	Sakura Development Co. Ltd.	1,294,271	3,134
	Farglory Land Development Co. Ltd.	1,108,631	2,918
	Kindom Development Co. Ltd.	1,547,900	2,859
	JSL Construction & Development Co. Ltd.	432,950	2,719
	Da-Li Development Co. Ltd.	1,305,727	2,680
	Yungshin Construction & Development Co. Ltd.	272,000	2,403
*	Advancetek Enterprise Co. Ltd.	1,111,000	2,285
	Cathay Real Estate Development Co. Ltd.	2,035,100	1,932
	Prince Housing & Development Corp.	4,547,478	1,727
	Hung Sheng Construction Ltd.	1,508,520	1,384
	Fu Hua Innovation Co. Ltd.	1,129,215	1,342
	Crowell Development Corp.	880,000	1,331
	Shin Ruenn Development Co. Ltd.	365,000	1,234
*	KEE TAI Properties Co. Ltd.	1,722,869	1,169
	Yea Shin International Development Co. Ltd.	740,842	1,154
	Hong Pu Real Estate Development Co. Ltd.	887,194	978
*	Kuo Yang Construction Co. Ltd.	1,037,802	913
*	Huang Hsiang Construction Corp.	460,000	912
*	Radium Life Tech Co. Ltd.	2,373,907	844
	GTM Holdings Corp.	526,000	577
*	Shining Building Business Co. Ltd.	1,453,869	514
*,3	Taiwan Land Development Corp.	2,224,000	—
			72,368
Thailand (1.0%)
	Central Pattana PCL	5,604,600	8,701
	WHA Corp. PCL	30,456,586	4,490
	CPN Retail Growth Leasehold REIT	10,237,981	3,106
	Land & Houses PCL (Registered)	14,845,000	2,396
	Lotus's Retail Growth Freehold And Leasehold Property Fund	6,475,800	2,254
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	7,113,400	1,958
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,914,496	1,853
	Amata Corp. PCL	2,333,523	1,547
	MBK PCL	3,226,632	1,478
	Supalai PCL	2,815,181	1,336
	Sansiri PCL	27,923,025	1,317
	AP Thailand PCL	3,909,120	900
	Quality Houses PCL	17,710,800	890
[1]	IMPACT Growth REIT	2,936,900	890
	BA Airport Leasehold REIT	3,329,900	873
	Pruksa Holding PCL	2,496,800	624
	SC Asset Corp. PCL	7,703,140	562
	Bangkok Land PCL	34,681,795	526
[1]	Origin Property PCL Class F	3,638,498	456
	Pruksa Real Estate PCL	3,024,500	378
	Assetwise PCL	1,752,400	369
	Noble Development PCL	2,727,128	253
	Singha Estate PCL	11,583,200	244
			37,401
Turkey (0.3%)
*	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	7,297,741	2,553
	Yeni Gimat Gayrimenkul Ortakligi A/S	798,206	1,207
	AKIS Gayrimenkul Yatirimi A/S	1,583,829	975
*	Is Gayrimenkul Yatirim Ortakligi A/S	1,893,749	931
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	616,938	930
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	2,517,092	886
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	3,664,880	760
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	3,192,446	652
*	Ozak Gayrimenkul Yatirim Ortakligi	1,663,410	556
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	352,532	545

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
*	Akfen Gayrimenkul Yatirim Ortakligi A/S	7,255,420	506
	Avrupakent Gayrimenkul Yatirim Ortakligi A/S	353,701	487
*	Servet Gayrimenkul Yatirim Ortakligi A/S	44,028	453
	Pasifik Gayrimenkul Yatirim Ortakligi	6,399,845	385
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	431,167	313
	Asce Gayrimenkul Yatirim Ortakligi A/S	747,042	282
*	Peker Gayrimenkul Yatirim Ortakligi A/S	1,548,523	276
			12,697
United Arab Emirates (2.8%)
	Emaar Properties PJSC	25,762,855	60,529
	Aldar Properties PJSC	15,735,124	31,665
	Emaar Development PJSC	3,335,810	7,715
	TECOM Group PJSC	2,474,808	1,846
	RAK Properties PJSC	4,217,854	1,228
	Deyaar Development PJSC	4,580,640	887
*	Manazel PJSC	5,438,241	541
*	Eshraq Investments PJSC	5,373,657	469
			104,880
United Kingdom (8.3%)
	Segro plc	5,570,096	65,563
	Land Securities Group plc	3,132,615	25,617
	UNITE Group plc	1,863,105	22,837
	LondonMetric Property plc	8,504,544	21,988
	British Land Co. plc	3,912,546	20,738
	Tritax Big Box REIT plc	9,511,199	20,217
	Shaftesbury Capital plc	8,141,302	15,946
	Derwent London plc	467,913	13,880
	Big Yellow Group plc	817,844	12,719
	Grainger plc	3,097,221	9,620
	Safestore Holdings plc	910,658	9,463
	Sirius Real Estate Ltd.	6,291,721	7,670
	Great Portland Estates plc	1,692,040	7,635
	Primary Health Properties plc	5,582,203	6,649
	Assura plc	12,463,942	6,541
	Hammerson plc	16,059,649	5,961
	Supermarket Income REIT plc	5,199,396	5,008
	Workspace Group plc	568,143	4,479
	Balanced Commercial Property Trust Ltd.	2,932,321	3,275
	Urban Logistics REIT plc	1,963,902	3,139
	Empiric Student Property REIT plc	2,503,138	3,102
	Target Healthcare REIT plc	2,577,115	2,702
	PRS REIT plc	2,143,857	2,261
	Picton Property Income Ltd.	2,264,385	2,136
	Warehouse Reit plc	1,766,996	1,949
	Impact Healthcare REIT plc (XLON)	1,729,702	1,946
	Custodian Property Income REIT plc	1,838,618	1,816
	NewRiver REIT plc	1,304,264	1,390
*,3	Home REIT plc	3,771,148	1,383
	Helical plc	441,697	1,271
	Schroder REIT Ltd.	2,009,309	1,239
	Abrdn Property Income Trust Ltd.	1,571,402	1,095
[2]	Triple Point Social Housing REIT plc	1,413,358	1,082
	AEW UK REIT plc	654,695	788
	CLS Holdings plc	560,115	660
	Life Science REIT plc	1,439,583	624
[2]	Regional REIT Ltd.	197,691	333
			314,722
Total Common Stocks (Cost $4,645,630)			3,773,673
Warrants (0.0%)
*	Eco World Development Group Bhd. Exp. 4/12/29 (Cost —)	1,186,080	194

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[4,5]	Vanguard Market Liquidity Fund, 5.390% (Cost $105,782)	1,057,936	105,783
Total Investments (102.2%) (Cost $4,751,412)			3,879,650
Other Assets and Liabilities—Net (-2.2%)			(84,036)
Net Assets (100%)			3,795,614
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $58,518,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $75,283,000, representing 2.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $98,311,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2024	84	10,037	217
MSCI Emerging Markets Index	September 2024	51	2,796	22
Topix Index	September 2024	11	2,054	16
				255

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	9/18/24	EUR	3,532	USD	3,813	19	—
UBS AG	9/18/24	EUR	1,396	USD	1,517	—	(3)
UBS AG	9/18/24	GBP	1,537	USD	1,985	—	(8)
Barclays Bank plc	9/19/24	HKD	21,179	USD	2,716	—	(1)
State Street Bank & Trust Co.	9/18/24	INR	555,987	USD	6,630	1	—
State Street Bank & Trust Co.	9/18/24	INR	467,159	USD	5,579	—	(8)
Standard Chartered Bank	9/18/24	JPY	514,923	USD	3,228	234	—
State Street Bank & Trust Co.	9/18/24	SEK	11,596	USD	1,109	—	(24)
Citibank, N.A.	9/18/24	USD	4,820	AUD	7,216	95	—
Standard Chartered Bank	9/18/24	USD	168	AUD	253	2	—
Goldman Sachs International	9/18/24	USD	279	BRL	1,503	14	—
Toronto-Dominion Bank	9/18/24	USD	278	BRL	1,503	13	—
Citibank, N.A.	9/18/24	USD	603	CAD	829	2	—
Toronto-Dominion Bank	9/18/24	USD	3,297	CHF	2,925	—	(55)
JPMorgan Chase Bank, N.A.	9/18/24	USD	7,374	EUR	6,777	23	—
Toronto-Dominion Bank	9/18/24	USD	982	EUR	904	1	—
State Street Bank & Trust Co.	9/18/24	USD	1,533	GBP	1,214	—	(27)
JPMorgan Chase Bank, N.A.	9/18/24	USD	1,514	GBP	1,188	—	(13)
Toronto-Dominion Bank	9/18/24	USD	851	GBP	664	—	(3)
UBS AG	9/18/24	USD	478	GBP	377	—	(7)
Barclays Bank plc	9/19/24	USD	2,899	HKD	22,584	4	—
BNP Paribas	9/19/24	USD	2,210	HKD	17,220	3	—

Vanguard® Global ex-U.S. Real Estate Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	9/19/24	USD	1,389	HKD	10,826	2	—
State Street Bank & Trust Co.	9/18/24	USD	6,619	JPY	1,023,943	—	(266)
UBS AG	9/18/24	USD	1,744	JPY	266,488	—	(48)
Bank of America, N.A.	9/18/24	USD	1,435	SEK	14,955	35	—
Bank of Montreal	9/18/24	USD	1,014	SEK	10,408	40	—
BNP Paribas	9/18/24	USD	575	SEK	6,055	8	—
State Street Bank & Trust Co.	9/18/24	USD	516	SGD	695	—	(5)
Deutsche Bank AG	9/18/24	USD	116	ZAR	2,190	—	(4)
						496	(472)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1/24/25	CITNA	2,433	(5.331)	68	—
China Vanke Co. Ltd. Class A	1/24/25	CITNA	2,060	(5.331)	—	(9)
Multiplan Empreendimentos Imobiliarios SA	8/30/24	BANA	3,391	(5.331)	—	(13)
Poly Developments and Holdings Group Co. Ltd. Class A	1/24/25	CITNA	3,173	(5.331)	118	—
					186	(22)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into

Vanguard® Global ex-U.S. Real Estate Index Fund
clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	159,288	—	—	159,288
Common Stocks—Other	71	3,608,351	5,963	3,614,385
Warrants	194	—	—	194
Temporary Cash Investments	105,783	—	—	105,783
Total	265,336	3,608,351	5,963	3,879,650
Derivative Financial Instruments
Assets
Futures Contracts[1]	255	—	—	255
Forward Currency Contracts	—	496	—	496
Over-the-counter Total Return Swaps	—	186	—	186
Total	255	682	—	937
Liabilities
Forward Currency Contracts	—	472	—	472
Swap Contracts	—	22	—	22
Total	—	494	—	494
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.